Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 10,422,224	$ 0
Finite-Lived Intangible Assets
Finite-Lived Intangible Assets [Line Items]
In-place leases	10,078,055	0
Above -market leases	1,832,939	0
Accumulated amortization	(1,488,770)	0
Net carrying amount	10,422,224	0
Finite-Live Intangible Liabilities
Finite-Lived Intangible Assets [Line Items]
Below-market leases	507,746	0
Accumulated amortization	(69,705)	0
Net carrying amount	$ 438,041	$ 0